Provisions	6 Months Ended
Jun. 30, 2026
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Provisions

Note 18. Provisions

	As of January 1, 2026	Additions	Amounts used during the period	Reversals	OCI	As of June 30, 2026
	$ in thousands
Retirement indemnities	1,329	82	(83)	-	4	1,332
Employee litigation and severance	360	-	(39)	-	(10)	311
Commercial litigation	625	-	-	-	(19)	606
Other provision for charges	183	-	(182)	-	(1)	-
Total	2,498	82	(304)	-	(26)	2,249
Non-current provisions	1,329	82	(83)	-	4	1,332
Current provisions	1,169	-	(221)	-	(30)	917

Changes in provisions during the six-month period ended June 30, 2026 were immaterial.

On September 26, 2025, Factor Bioscience filed a complaint in the United States District Court for the District of Delaware against Cellectis S.A., Cellectis, Inc., AstraZeneca Ireland Limited, and AstraZeneca Holdings B.V., alleging that Cellectis' TALEN-based gene-editing technology would infringe three of Factor's U.S. patents. Considering the early stage of the proceedings, our belief that we have meritorious defenses and our intention to vigorously defend this action, no liability has been recognized in the Company's Interim Condensed Statement of Consolidated Financial Position as of June 30, 2026.

On April 20, 2026, Life Technologies Corporation (“LTC”), a subsidiary of Thermo Fisher Scientific Inc. ("TFS"), purported to terminate license agreements between LTC and Cellectis in 2014, which grant Cellectis non-exclusive rights under certain patents, the Halle Patent Therapeutic License, the Halle Patent Research License, and the GeneArt and Seamless Cloning Patent Therapeutic License (the « LTC Agreements »). This purported termination follows TFS’s allegations that we failed to comply with our obligations under the LTC Agreements, as previously disclosed. Simultaneously therewith, LTC commenced an arbitration before the American Arbitration Association, naming Cellectis S.A. and Cellectis Bioresearch, Inc. as Respondents. LTC’s arbitration demand alleges that Cellectis has breached the LTC License Agreements by underpaying sublicense royalties and otherwise failing to comply with our obligations under the LTC Agreements. According to us, this termination is invalid and LTC’s claims under this arbitration demand are without merit. Considering the early stage of the proceedings, our belief that we have meritorious defenses and our intention to vigorously defend this action, no liability was recognized in the Company's Interim Condensed Statement of Consolidated Financial Position as of June 30, 2026.